COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	99.0%
COMMUNICATIONS—TOWERS	18.3%
American Tower Corp.		2,808,675	$611,588,981
SBA Communications Corp.		970,686	262,056,100

			873,645,081

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.6%
Boyd Gaming Corp.		2,044,442	29,480,853

REAL ESTATE	80.1%
DATA CENTERS	12.5%
CyrusOne, Inc.		1,493,054	92,196,084
Digital Realty Trust, Inc.		967,160	134,348,196
Equinix, Inc.		468,738	292,759,693
GDS Holdings Ltd., ADR (China)(a)		421,024	24,406,761
QTS Realty Trust, Inc., Class A		902,220	52,337,782

			596,048,516

HEALTH CARE	13.1%
Healthcare Trust of America, Inc., Class A		2,469,954	59,970,483
Healthpeak Properties, Inc.		2,739,325	65,332,901
Medical Properties Trust, Inc.		4,999,445	86,440,404
Omega Healthcare Investors, Inc.		687,408	18,243,809
Sabra Health Care REIT, Inc.		5,456,054	59,580,110
Ventas, Inc.		2,527,914	67,748,095
Welltower, Inc.		5,908,687	270,499,691

			627,815,493

HOTEL	3.5%
Hilton Worldwide Holdings, Inc.		440,165	30,036,860
Host Hotels & Resorts, Inc.		5,632,694	62,184,942
Park Hotels & Resorts, Inc.		2,576,665	20,381,420
Red Rock Resorts, Inc. Class A		2,377,284	20,325,778
Ryman Hospitality Properties, Inc.		1,022,920	36,671,682

			169,600,682

INDUSTRIALS	8.6%
Duke Realty Corp.		5,158,009	167,016,331
Prologis, Inc.		3,028,470	243,398,134

			410,414,465

1

		Shares	Value
NET LEASE	9.2%
Spirit Realty Capital, Inc.		2,922,749	$76,429,886
STORE Capital Corp.		3,516,263	63,714,686
VEREIT, Inc.		18,130,845	88,659,832
VICI Properties, Inc.		12,746,527	212,102,209

			440,906,613

OFFICE	5.8%
Columbia Property Trust, Inc.		4,031,242	50,390,525
Empire State Realty Trust, Inc., Class A		8,148,440	73,010,022
Kilroy Realty Corp.		2,422,382	154,305,734

			277,706,281

RESIDENTIAL—APARTMENT	13.2%
Apartment Investment & Management Co., Class A		4,094,334	143,915,840
AvalonBay Communities, Inc.		810,969	119,350,308
Equity Residential		2,135,304	131,769,610
Essex Property Trust, Inc.		271,391	59,771,154
UDR, Inc.		4,801,152	175,434,094

			630,241,006

SELF STORAGE	7.1%
CubeSmart		2,799,162	74,989,550
Public Storage		1,324,925	263,143,354

			338,132,904

SHOPPING CENTERS	7.1%
COMMUNITY CENTER	2.9%
Retail Properties of America, Class A		9,704,473	50,172,125
SITE Centers Corp.		5,050,338	26,312,261
Weingarten Realty Investors		4,105,023	59,235,482

			135,719,868

REGIONAL MALL	4.2%
Macerich Co. (The)		1,726,749	9,721,597

2

		Shares	Value
Simon Property Group, Inc.		3,515,191	$192,843,378

			202,564,975

TOTAL SHOPPING CENTERS			338,284,843

TOTAL REAL ESTATE			3,829,150,803

TOTAL COMMON STOCK (Identified cost—$5,241,840,407)			4,732,276,737

SHORT-TERM INVESTMENTS	1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58%(b)		58,661,376	58,661,376

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$58,661,376)			58,661,376

PURCHASED OPTION CONTRACTS (Premiums paid—$832,746)	0.0%		217,000
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$5,301,334,529)	100.2%		4,791,155,113
WRITTEN OPTION CONTRACTS	(0.4)		(16,815,379)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		9,044,914

NET ASSETS	100.0%		$4,783,384,648

3

Exchange-Traded Option Contracts

Purchased Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(c)	Premiums Paid	Value
Call — American Tower Corp.	$240.00	4/17/20	1,400	$30,485,000	$832,746	$217,000

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(c)	Premiums Received	Value
Call — American Tower Corp.	$250.00	4/17/20	(2,800)	$(60,970,000)	$(837,074)	$(154,000)
Call — Equinix Inc.	660.00	5/15/20	(500)	(31,228,500)	(1,459,433)	(1,457,000)
			(3,300)	$(92,198,500)	$(2,296,507)	$(1,611,000)

Over-the-Counter Option Contracts

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(c)	Premiums Received	Value
Put — Iron Mountain Inc.	Goldman Sachs International	$28.85	4/17/20	(10,866)	$(25,861,080)	$(2,933,820)	$(5,587,579)
Put — Simon Property Group, Inc.	Morgan Stanley & Co. International PLC	135.00	4/17/20	(1,200)	(6,583,200)	(6,234,000)	(9,616,800)
				(12,066)	$(32,444,280)	$(9,167,820)	$(15,204,379)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.
(c)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

4

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$4,732,276,737	$4,732,276,737	$—	$—
Short-Term Investments	58,661,376	—	58,661,376	—
Purchase Options Contracts	217,000	217,000	—	—

Total Investments in Securities(a)	$4,791,155,113	$4,732,493,737	$58,661,376	$—

Written Option Contracts	$(16,815,379)	$(1,611,000)	$(15,204,379)	$—

Total Derivative Liabilities(a)	$(16,815,379)	$(1,611,000)	$(15,204,379)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s option contracts activity for the three months ended March 31, 2020:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a)	$31,560,200	$107,495,992

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.